Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	As at December 31,
	2023	2022
Cash on hand	-	-
Bank deposits	407,311	243,530
Other monetary funds	-	277,386
	407,311	520,916
	As at December 31,
	2023	2022
Renminbi	405,534	520,883
Hong Kong Dollars	1,776	33
	407,311	520,916